                 THIS FILING LISTS SECURITIES HOLDINGS REPORTED
                   ON THE FORM 13F FILED ON NOVEMBER 14, 2000,
                            PURSUANT TO A REQUEST FOR
                      CONFIDENTIAL TREATMENT AND FOR WHICH
                    THAT REQUEST EXPIRED ON FEBRUARY 14, 2001

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000
                                               -------------------

Check here if Amendment [X]; Amendment Number: 1
                                              --------
   This Amendment (Check only one.):      [ ] is a restatement.
                                          [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    CHESAPEAKE PARTNERS MANAGEMENT CO., INC.
Address: 1829 REISTERSTOWN ROAD
         SUITE 220
         BALTIMORE, MARYLAND  21208

Form 13F File Number:  28-4120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MARK D. LERNER
Title:   VICE PRESIDENT
Phone:   (410) 602-0195

Signature, Place, and Date of Signing:

        /S/ MARK D. LERNER            BALTIMORE, MARYLAND         2/14/01
        ---------------------------   ----------------------- ---------------
                 [Signature]               [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0
                                          -----

Form 13F Information Table Entry Total:   20
                                          ------

Form 13F Information Table Value Total:   $566,098
                                          ------------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

------------------------------------------------------------------------------------------------------------------------------------
AETNA, INC.                       COMMON          008117103   28,584    492,300  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
ASSOCIATES FIRST CAP              COMMON          046008108   53,322  1,403,200  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
AXA FINANCIAL                     COMMON          002451102   37,928    744,600  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
AXA FINANCIAL                     COMMON          002451102    5,094    100,000  SH  CALL   SOLE                                NONE
------------------------------------------------------------------------------------------------------------------------------------
BANK UNITED CORP                  COMMON          065412108   24,077    475,000  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
FORCENERGY                        COMMON          345206205    3,715    142,200  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
FORT JAMES                        COMMON          347471104   31,831  1,041,500  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
JP MORGAN                         COMMON          616880100    1,634     10,000  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
NABISCO GROUP HLDGS               COMMON          62952P102   29,195  1,024,400  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
NABISCO HOLDINGS                  COMMON          629526104   72,407  1,347,100  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
PHOENIX INVESTMENT                COMMON          719085102      194     12,500  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
PREMIER NATIONAL                  COMMON          74053F107      456     22,500  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
REPUBLIC GROUP                    COMMON          760473108      889     48,400  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
SEAGATE TECHNOLOGY                COMMON          811804103  121,461  1,760,300  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
SEAGRAMS                          COMMON          811850106   58,586  1,020,000  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
SDL, INC.                         COMMON          784076101   46,088    149,000  SH         SOLE                SOLE
-----------------------------------------------------------------------------------------------------------------------------------


                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- -----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED    NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- -----

------------------------------------------------------------------------------------------------------------------------------------
SHAW INDUSTRIES                   COMMON          820286102    2,320    125,000  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
TERRA NETWORKS                    COMMON          88100W103      368     10,000  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
TIME WARNER                       COMMON          887315109    5,790     74,000  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------
UNION CARBIDE                     COMMON          905581104   42,159  1,116,800  SH         SOLE                SOLE
------------------------------------------------------------------------------------------------------------------------------------